Income Tax (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current Income Tax Expense (Benefit) [Abstract]
Current Federal Tax Expense (Benefit)	$ (1,605)	$ (217,970)	$ 203,758
Current Foreign Tax Expense (Benefit)	50,138	63,233	62,696
Current Income Tax Expense (Benefit)	48,533	(154,737)	266,454
Deferred Income Tax Expense (Benefit) [Abstract]
Deferred Federal Income Tax Expense (Benefit)	155,895	392,905	(106,321)
Deferred Foreign Income Tax Expense (Benefit)	13,098	32,271	7,430
Deferred income taxes cash flow	168,994	425,174	(98,891)
Provision for income taxes	$ 217,526	$ 270,439	$ 167,563